TANGIBLE ASSETS - Right of Use Assets (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 8,950,411	$ 6,588,483
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	12,789,025	9,668,799	$ 9,355,172	$ 9,054,173
Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,833,765)	(3,074,412)	(2,693,773)	(2,492,071)
Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,849)	$ (5,904)	$ (7,393)	$ (2,587)
Property, plant and equipment subject to operating leases [member] | Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,125,558
Property, plant and equipment subject to operating leases [member] | Right of use assets | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,518,976
Property, plant and equipment subject to operating leases [member] | Right of use assets | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(393,418)
Property, plant and equipment subject to operating leases [member] | Right of use assets | Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	26,201
Property, plant and equipment subject to operating leases [member] | Right of use assets | Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	27,411
Property, plant and equipment subject to operating leases [member] | Right of use assets | Land | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,210)
Property, plant and equipment subject to operating leases [member] | Right of use assets | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,758,317
Property, plant and equipment subject to operating leases [member] | Right of use assets | Buildings | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,028,767
Property, plant and equipment subject to operating leases [member] | Right of use assets | Buildings | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(270,450)
Property, plant and equipment subject to operating leases [member] | Right of use assets | Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	46
Property, plant and equipment subject to operating leases [member] | Right of use assets | Office Equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	73
Property, plant and equipment subject to operating leases [member] | Right of use assets | Office Equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(27)
Property, plant and equipment subject to operating leases [member] | Right of use assets | Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	73,505
Property, plant and equipment subject to operating leases [member] | Right of use assets | Computer Equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	89,818
Property, plant and equipment subject to operating leases [member] | Right of use assets | Computer Equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(16,313)
Property, plant and equipment subject to operating leases [member] | Right of use assets | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	55,189
Property, plant and equipment subject to operating leases [member] | Right of use assets | Motor vehicles | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	74,410
Property, plant and equipment subject to operating leases [member] | Right of use assets | Motor vehicles | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(19,221)
Property, plant and equipment subject to operating leases [member] | Right of use assets | Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	114,742
Property, plant and equipment subject to operating leases [member] | Right of use assets | Machinery | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	183,936
Property, plant and equipment subject to operating leases [member] | Right of use assets | Machinery | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(69,194)
Property, plant and equipment subject to operating leases [member] | Right of use assets | Warehouses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	97,558
Property, plant and equipment subject to operating leases [member] | Right of use assets | Warehouses | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	114,561
Property, plant and equipment subject to operating leases [member] | Right of use assets | Warehouses | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (17,003)